PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 94,414	$ 90,308
Accumulated depreciation	66,854	61,402
Depreciated cost	27,560	28,906
Depreciation expenses	8,389	10,338	$ 11,377
Changes of property and equipment	(1,221)	(1,013)
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	90,397	86,244
Accumulated depreciation	63,656	58,469
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,938	2,903
Accumulated depreciation	2,435	2,084
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,079	1,161
Accumulated depreciation	$ 763	$ 849